Income Taxes (Changes in Gross Amounts of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 16,002	$ 11,585
Additions based on tax positions related to the current year	2,018	4,448
Additions for tax positions of prior years	2,640
Settlements with taxing authorities	(2,988)
Reductions due to lapse of statute of limitations	(747)
Decrease from currency translation	(190)	(31)
Ending balance	$ 16,735	$ 16,002